Short-term Borrowings (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Short-term borrowings
Short-term borrowings	$ 728,250,000	$ 1,187,193,000		$ 342,087,000
FSC
Short-term borrowings
Weighted average interest rate (as a percent)	1.16%	1.12%		1.15%
Federal funds purchased
Short-term borrowings
Short-term borrowings	269,625,000	205,425,000		137,225,000
Securities sold under agreements to repurchase
Short-term borrowings
Short-term borrowings	85,725,000	129,768,000		107,462,000
Federal Home Loan Bank notes
Short-term borrowings
Short-term borrowings	250,000,000	750,000,000
Average balance during the period	301,613,000	137,159,000	147,241,000	106,415,000
Average interest rate during the period (as a percent)	0.14%	0.14%	0.12%	0.13%
Maximum month-end balance during the period	250,000,000			525,000,000
Average interest rate at end of period (as a percent)	0.07%	0.15%
Amount of available collateral				1,700,000,000
Federal Home Loan Bank notes | Maximum
Short-term borrowings
Maturity term of debt		365 days		365 days
Federal funds purchased and securities sold under agreements to repurchase
Short-term borrowings
Average balance during the period	277,470,000	331,142,000	304,418,000	281,067,000
Average interest rate during the period (as a percent)	0.25%	0.17%	0.20%	0.19%
Maximum month-end balance during the period	355,350,000			415,730,000
Average interest rate at end of period (as a percent)	0.22%	0.11%		0.16%
Carrying value	122,153,000	174,772,000		144,991,000
Estimated fair value	122,435,000	171,946,000		138,719,000
Short-term bank loans
Short-term borrowings
Short-term borrowings	$ 122,900,000	$ 102,000,000		$ 97,400,000